Accounts Receivable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Accounts Receivable [Line Items]
Accounts receivable from customers	$ 21,313,735	$ 14,545,921
Accounts receivable percentage	52.81%
Accounts Receivable [Member]
Accounts Receivable [Line Items]
Accounts receivable from customers	$ 10,057,693